OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Other national taxes	$ 77,841	$ 72,284
Provincial taxes	8,320	9,064
Municipal taxes	4,501	3,902
Total current	90,662	85,250
Non- current
Provincial taxes	2	24
Total non-current	2	24
Total other taxes payables	$ 90,664	$ 85,274